SHARE CAPITAL (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of common shares	71,219	64,676	56,378
Number of common shares, value	$ 136,554	$ 126,684	$ 108,196